Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($) Number
Disclosure of Segment information [Line Items]
Revenue	$ 330,122	$ 192,670	$ 209,690
Sale of crude oil	279,162	145,193	162,629
Sale of gas	50,960	47,477	47,061
Production and operating costs	98,987	67,235	86,742
Royalties	28,697	11,497	13,155
Transportation costs	864	3,559	4,760
Share-based payment	4,075	3,367	8,223
Operating (loss) profit	78,996	(28,613)	(232,491)
Depreciation	74,885	75,774	105,557
Impairment loss reversed (recognised)	0	5,664	$ (149,574)
Total assets	$ 786,163	$ 640,540
Employees at year end | Number	405	345	352
Other Segments [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 330,122	$ 192,670	$ 209,690
Sale of crude oil	279,162	145,193	162,629
Sale of gas	50,960	47,477	47,061
Realized loss on commodity risk management contracts	(2,148)	514
Production and operating costs	(98,987)	(67,235)	(86,742)
Royalties	(28,697)	(11,497)	(13,155)
Transportation costs	(2,969)	(2,281)	(4,511)
Share-based payment	(457)	(622)	(563)
Other costs	(66,864)	(52,835)	(68,513)
Operating (loss) profit	78,996	(28,613)	(232,491)
Operating netback	228,308	122,147	118,027
Adjusted EBITDA	175,776	78,321	73,787
Depreciation	(74,885)	(75,774)	(105,557)
Impairment loss reversed (recognised)		5,664	(149,574)
Write-off	(5,834)	(31,366)	(30,084)
Total assets	$ 786,163	$ 640,540	$ 703,799
Employees (average)	379	341	403
Employees at year end	405	345	352
Chile [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 32,738	$ 36,723	$ 44,808
Sale of crude oil	15,873	18,774	29,180
Sale of gas	16,865	17,949	15,628
Realized loss on commodity risk management contracts	0	0
Production and operating costs	(20,999)	(22,169)	(28,704)
Royalties	(1,314)	(1,495)	(1,973)
Transportation costs	(1,211)	(1,170)	(2,441)
Share-based payment	(170)	(138)	(132)
Other costs	(18,304)	(19,366)	(24,158)
Operating (loss) profit	(19,675)	(44,969)	(180,264)
Operating netback	11,222	13,696	15,254
Adjusted EBITDA	4,070	5,159	(183)
Depreciation	(23,730)	(31,355)	(39,227)
Impairment loss reversed (recognised)		0	(104,515)
Write-off	(546)	(19,389)	(25,751)
Total assets	$ 301,931	$ 317,969	$ 381,143
Employees (average)	102	102	153
Employees at year end	102	102	106
Brazil [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 34,238	$ 29,719	$ 32,388
Sale of crude oil	910	688	955
Sale of gas	33,328	29,031	31,433
Realized loss on commodity risk management contracts	0	0
Production and operating costs	(10,737)	(8,459)	(8,056)
Royalties	(3,134)	(2,721)	(2,998)
Transportation costs	0	0	0
Share-based payment	(39)	(71)	0
Other costs	(7,564)	(5,667)	(5,058)
Operating (loss) profit	4,434	(645)	6,639
Operating netback	23,540	21,356	24,393
Adjusted EBITDA	20,166	17,487	20,460
Depreciation	(10,809)	(12,974)	(13,568)
Impairment loss reversed (recognised)		0	0
Write-off	(2,978)	(4,583)	0
Total assets	$ 91,604	$ 99,904	$ 114,974
Employees (average)	12	10	11
Employees at year end	12	10	12
Colombia [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 263,076	$ 126,228	$ 131,897
Sale of crude oil	262,309	125,731	131,897
Sale of gas	767	497	0
Realized loss on commodity risk management contracts	(2,148)	514
Production and operating costs	(66,913)	(36,607)	(48,534)
Royalties	(24,236)	(7,281)	(8,150)
Transportation costs	(1,678)	(1,111)	(2,068)
Share-based payment	(248)	(413)	(234)
Other costs	(40,751)	(27,802)	(38,082)
Operating (loss) profit	116,290	31,463	(37,227)
Operating netback	194,013	87,523	80,355
Adjusted EBITDA	168,303	66,921	66,736
Depreciation	(40,010)	(31,148)	(52,434)
Impairment loss reversed (recognised)		5,664	(45,059)
Write-off	(1,625)	(7,394)	(4,333)
Total assets	$ 288,429	$ 182,784	$ 153,071
Employees (average)	164	138	130
Employees at year end	180	146	133
Peru [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 0	$ 0	$ 0
Sale of crude oil	0	0	0
Sale of gas	0	0	0
Realized loss on commodity risk management contracts	0	0
Production and operating costs	0	0	0
Royalties	0	0	0
Transportation costs	0	0	0
Share-based payment	0	0	0
Other costs	0	0	0
Operating (loss) profit	(3,850)	(3,147)	(6,719)
Operating netback	0	41	44
Adjusted EBITDA	(3,505)	(2,607)	(6,520)
Depreciation	(139)	(130)	(129)
Impairment loss reversed (recognised)		0	0
Write-off	0	0	0
Total assets	$ 22,099	$ 5,020	$ 4,287
Employees (average)	13	11	16
Employees at year end	19	10	11
Argentina [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 70	$ 0	$ 597
Sale of crude oil	70	0	597
Sale of gas	0	0	0
Realized loss on commodity risk management contracts	0	0
Production and operating costs	(338)	0	(1,448)
Royalties	(13)	0	(34)
Transportation costs	(80)	0	(2)
Share-based payment	0	0	(197)
Other costs	(245)	0	(1,215)
Operating (loss) profit	(3,430)	370	(2,350)
Operating netback	(467)	(378)	(1,732)
Adjusted EBITDA	(2,183)	1,848	(684)
Depreciation	(159)	(150)	(199)
Impairment loss reversed (recognised)		0	0
Write-off	(685)	0	0
Total assets	$ 30,924	$ 6,071	$ 3,181
Employees (average)	88	80	93
Employees at year end	92	77	90
Corporate [Member]
Disclosure of Segment information [Line Items]
Revenue	$ 0	$ 0	$ 0
Sale of crude oil	0	0	0
Sale of gas	0	0	0
Realized loss on commodity risk management contracts	0	0
Production and operating costs	0	0	0
Royalties	0	0	0
Transportation costs	0	0	0
Share-based payment	0	0	0
Other costs	0	0	0
Operating (loss) profit	(14,773)	(11,685)	(12,570)
Operating netback	0	(91)	(287)
Adjusted EBITDA	(11,075)	(10,487)	(6,022)
Depreciation	(38)	(17)	0
Impairment loss reversed (recognised)		0	0
Write-off	0	0	0
Total assets	$ 51,176	$ 28,792	$ 47,143
Employees (average)	0	0	0
Employees at year end	0	0	0